Dispositions of Real Estate and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Dispositions of Real Estate and Discontinued Operations
Schedule of income from discontinued operations

	Year Ended December 31,
	2011	2010	2009
Rental and related revenues	$2,175	$6,624	$14,674

Depreciation and amortization expenses	772	2,439	4,389
Operating expenses	4	217	3,199
Other (income) expense, net	(33)	(40)	790

Income before impairments and gain on sales of real estate, net of income taxes	$1,432	$4,008	$6,296

Impairments	$—	$—	$125

Gain on sales of real estate, net of income taxes	$3,107	$19,925	$37,321

Number of properties held-for-sale	1	4	18
Number of properties sold	3	14	14

Number of properties included in discontinued operations	4	18	32